EQUITY	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — At September 30, 2021, the Company was authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may have been determined from time to time by the Company’s board of directors. At September 30, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — At September 30, 2021, the Company was authorized to issue up to 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock were entitled to one vote for each share. At September 30, 2021, there were 12,870,000 shares of Class A common stock issued and outstanding, including 12,500,000 shares of Class A common stock subject to possible redemption.

Class B Common Stock — At September 30, 2021, the Company was authorized to issue up to 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock were entitled to one vote for each share. At September 30, 2021, there were 3,125,000 shares of Class B common stock issued and outstanding.

At September 30, 2021, only holders of Class B common stock had the right to vote on the election of directors prior to a Business Combination. Holders of Class A common stock and Class B common stock would vote together as a single class on all other matters submitted to a vote of stockholders, except as required by law.

After the Exchange and immediately prior to the Merger Effective Time, each share of the Company’s Class B common stock automatically converted into and exchanged for one share of the Company’s Class A common stock (the Class B Conversion).

At February 16, 2022, the Company is authorized to issue up to 1,000 shares of common stock with a par value of $0.01 per share. At February 16, 2022, there were 100 shares of common stock issued and outstanding.

Codere Online Busines [Member]
Reserve Quantities [Line Items]
EQUITY

6.	EQUITY

Although the Group is not an existing legal entity and legal share capital does not exist for the accompanying Interim Combined Carve-out Condensed Financial Statements, the Group is presenting separately in Equity the legal share capital of SEJO, the Group holding company, with the historical investment in Codere Online Management Services Ltd., Codere Online Operator, Ltd., Codere Israel Marketing Support Services, Ltd. and Codere (Gibraltar) Marketing Services Ltd. This subgroup was historically exempt from consolidation because it was consolidated in the financial statements of Codere.S.A.

Retained earnings represents the historical results of SEJO and its subsidiaries together with the combined result of the periods presented.

The net change in Parent investment as of June 30, 2021 and December 31,2020 amounted to 45,122 thousand euros and 6,578 thousand euros, respectively. It is comprised of the following indebtedness conversion into equity:

●	Codere España S.A. and the Group for 28.1 million euros (27.8 million euros correspond to the borrowings — Note 7 and 0.3 million euros correspond to the trade payables — Note 8).

●	Codere Newco and Servicios de Juego Online S.A. for 9.5 million euros (9.3 million euros correspond to the borrowings — Note 7 and 0.2 million euros correspond to the trade payables — Note 8).

●	Codere Scommesse S.r.l. and Corede Italy S.A.U. for 1.4 million euros (Note 7).

●	Codere Newco and Servicios de Juego Online S.A. for 4.4 million euros (Note 8).

●	Latam companies for 1.7 million euros. (Note 8).

There was no impact to the Interim Combined Carve-out Condensed Income Statement for the six months ended June 30, 2021 since there was no difference between the carrying amount and the fair value.

Equity attributable to non-controlling interest as of June 30, 2021 and December 31, 2020 amounted to 125 and 92 thousand euros, respectively, which represents 25% of minority shareholders interest in the historical online business activity the Group has carried out through Hipica de Panama S.A.

Net Parent investment represents the Codere Group’s net investment in the entities included in the accompanying Interim Combined Carve-out Condensed Financial Statements.

Codere Online Business [Member]
Reserve Quantities [Line Items]
EQUITY

9.	EQUITY

Although the Group is not an existing legal entity and legal share capital does not exist for these combined carve-out financial statements as of December 31, 2020, 2019 and January 1, 2019, the Group is presenting separately in Equity the legal share capital of SEJO, the Group holding company, with the historical investment in Codere Online Management Services Ltd., Codere Online Operator, Ltd., Codere Israel Marketing Support Services, Ltd. and Codere (Gibraltar) Marketing Services Ltd. This subgroup was historically exempt from consolidation because it was consolidated in the financial statements of Codere.S.A.

Retained earnings represents the historical results of SEJO and its subsidiaries together with the combined result of the periods presented.

The net change in Parent investment for 2019 and 2020 of 4,270 thousand euros and 6,578 thousand euros, respectively, corresponds to the pre-merger actions agreed in the Business Combination Agreement (“BCA”). For further details, see Note 1 in these combined carve-out financial statements.

Equity attributable to non-controlling interest as of December 31, 2020, 2019 and January 1, 2019 amounted to 92 thousand euros, 96 thousand euros and 1 thousand euros, respectively, which represents 25% of minority shareholders interest in the historical online business activity the group has carried out through Hipica de Panama S.A.

Net Parent investment represents the Codere Group’s net investment in the entities included in these combined carve-out financial statements.

(Thousands of Euros)

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
EQUITY

4.	EQUITY

As at June 4, 2021, the subscribed share capital of the Company is thirty thousand euros (€30,000) divided into thirty thousand (30,000) shares with a nominal value of one euro each (€1), all of which are fully paid up.

The amounts and movements of share capital for the period ended June 30, 2021 are as follows:

	Balance as of June 4, 2021	Issue of share capital	Distribution of results	Results for the period	Balance as of June 30, 2021
Share capital		30,000			30,000